Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2015
Schedule I Condensed Financial Information of Parent Company
Condensed Balance Sheets

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	As of December 31,
	2014	2015
ASSETS

Current assets:
Cash and cash equivalents	$95,485	$5,633
Restricted cash	-	115,370
Term deposits	139,890	-
Short-term investments	28,139	-
Prepaid expenses and other current assets	3,048	18,848
Amounts due from subsidiaries	933,496	1,062,047
Amounts due from related parties	419	-

Total current assets	1,200,477	1,201,898

Long-term investments	83,403	242,099
Investment in subsidiaries	(192,061)	(350,092)
Other non-current assets	18,460	-

TOTAL ASSETS	$1,110,279	$1,093,905

LIABILITIES AND EQUITY

Current liabilities:
Short-term debt	-	100,000
Accrued expenses and other current liabilities	1,614	3,135
Income tax payable	6,027	-

Total current liabilities	7,641	103,135

Long-term liabilities	-	53,570
Other non-current liabilities	-	6,656

TOTAL LIABILITIES	7,641	163,361

Equity:
Class A ordinary shares, $0.001 par value, 3,000,000,000 shares authorized,720,040,971 and 714,365,091 shares issued and outstanding as of December 31, 2014 and 2015, respectively	720	714
Class B ordinary shares, $0.001 par value, 500,000,000 shares authorized, 305,388,450 and 305,388,450 shares issued and outstanding as of December 31, 2014 and 2015, respectively	305	305
Additional paid-in capital	1,224,393	1,243,083
Accumulated deficit	(130,554)	(350,682)
Accumulated other comprehensive income	7,774	37,124

Equity	1,102,638	930,544

TOTAL LIABILITIES AND EQUITY	$1,110,279	$1,093,905

Condensed Statements of Operations And Comprehensive (Loss) Income

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2013	2014	2015

Selling and marketing	$398	$625	$243
Research and development	697	1,342	780
General and administrative	14,820	24,964	28,811

Total operating expenses	15,915	26,931	29,834

Other income (loss)	574	332	(528)
Exchange gain (loss) on offshore bank accounts	1,386	(2,314)	(376
Interest income	12,508	7,059	(339)
Realized gain on short-term investments	56,727	167,225	4,102
Impairment of short-term investments	(2,098)	-	-
Earnings (loss) in equity method investments	23,070	4,835	(3,516)
Gain (loss) on disposal of equity method investments	-	60,116	(534)
Gain on deconsolidation of the subsidiaries	132,821	-	-
Equity in loss of subsidiaries and variable interest entities	(145,340)	(149,862)	(189,103)

Net income (loss)	$63,733	$60,460	$(220,128)

Other comprehensive income (loss), net of tax:
Foreign currency translation	4,805	(5,039)	(7,777)
Net unrealized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	183,932	13,223	40,695
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	(55,768)	(175,191)	(3,568)
Transfer to statements of operations as a result of other-than-temporary impairment of short-term investments, net of tax of $nil	2,098	-	-

Other comprehensive income (loss)	$135,067	$(167,007)	$29,350
Comprehensive income (loss)	$198,800	$(106,547)	$(190,778)

Condensed Statement of Changes In Equity

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company

STATEMENT OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

										Accumulated	Total
	Class A		Class B				Additional			other	Renren
	ordinary shares		ordinary shares		Treasury shares		paid-in	Subscription	Accumulated	comprehensive	Inc.'s
	Shares	Amount	Shares	Amount	Shares	Amount	capital	receivable	deficit	income	equity

Balance at January 1, 2013	729,848,742	$730	402,680,117	$403	-	-	$1,319,044	$(229)	$(254,747)	$39,714	$1,104,915
Stock-based compensation	-	-	-	-	-	-	16,138	-	-	-	16,138
Other comprehensive income	-	-	-	-	-	-	-	-	-	135,067	135,067
Net income	-	-	-	-	-	-	-	-	63,733	-	63,733
Exercise of share option and restricted shares vesting	16,763,199	17	2,708,333	2	-	-	4,013	-	-	-	4,032
Repurchase of ordinary shares	(56,635,569)	(57)	-	-	-	-	(55,517)				(55,574)
Transfer Class B shares to Class A shares	100,000,000	100	(100,000,000)	(100)	-	-	-	-	-	-	-
Bad debt provision of share subscription receivables	-	-	-	-	-	-	-	229	-	-	229
Receipt of repayment from shareholder	-	-	-	-	-	-	1,605	-	-	-	1,605

Balance at December 31, 2013	789,976,372	$790	305,388,450	$305	-	-	$1,285,283	-	$(191,014)	$174,781	$1,270,145
Stock-based compensation	-	-	-	-	-	-	23,604	-	-	-	23,604
Other comprehensive income	-	-	-	-	-	-	-	-	-	(167,007)	(167,007)
Net income	-	-	-	-	-	-	-	-	60,460	-	60,460
Exercise of share option and restricted shares vesting	10,792,736	11	-	-	-	-	2,748	-	-	-	2,759
Repurchase of ordinary shares	(80,728,137)	(81)	-	-	-	-	(87,242)	-	-	-	(87,323)

Balance at December 31, 2014	720,040,971	$720	305,388,450	$305	-	-	$1,224,393	-	$(130,554)	$7,774	$1,102,638
Stock-based compensation	-	-	-	-	-	-	28,241	-	-	-	28,241
Other comprehensive income	-	-	-	-	-	-	-	-	-	29,350	29,350
Net income	-	-	-	-	-	-	-	-	(220,128)	-	(220,128)
Exercise of share option and restricted shares vesting	5,236,230	5	-	-	-	-	1,362	-	-	-	1,367
Repurchase of ordinary shares	(10,912,110)	(11)	-	-	-	-	(10,281)	-	-	-	(10,292)
Purchase of noncuntrolling Interest in Jiehun China	-	-	-	-	-	-	119	-	-	-	119
Decrease in equity interest of Wanmen	-	-	-	-	-	-	(751)	-	-	-	(751)

Balance at December 31, 2015	714,365,091	$714	305,388,450	$305	-	-	$1,243,083	-	$(350,682)	$37,124	$930,544

Condensed Statements of Cash Flows

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2013	2014	2015
Cash flows from operating activities:
Net income (loss)	$63,733	$60,460	$(220,128)
Equity in income of subsidiaries and variable interest entities	145,340	149,862	189,103
Share-based compensation expense	11,754	22,827	24,575
Gain on deconsolidation of subsidiaries	(132,821)	-	-
Gain (loss) on disposal of equity method investment	-	(60,116)	534
Depreciation and amortization	267	-	-
Exchange (gain) loss on offshore accounts	(1,386)	2,314	376
Impairment on short-term investments	2,098	-	-
Gain on short-term investments and fair value change of derivatives	(56,727)	(167,225)	(4,102)
(Earnings) loss in equity method investments	(23,070)	(4,835)	3,516
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(9)	1,770	2,796
Accrued expenses and other current liabilities	538	(444)	(5,040)
Other non-current liabilities	-	-	966
Increase in amounts due from subsidiary	(250,013)	(512,295)	(128,551)
Capital distribution received from Japan Macro	19,158	25,321	-

Net cash used in operating activities	(221,138)	(482,361)	(135,955)

Cash flows from investing activities:
Restricted cash	-	-	(15,370)
Decrease in term deposits	158,687	250,495	139,514
Proceeds from sale of available for sale securities	118,958	415,528	33,416
Proceeds from sale of derivative financial instruments	959	80,861	-
Proceeds from principal return on Series 2012-A Senior Secured Sofi Loan Notes	1,353	1,370	984
Proceeds from sales of equity method investment	-	46,484	-
Capital distribution received from equity method investees	-	74,721	9,854
Dividend received from available for sale securities	-	1,050	137
Purchase of available for sale securities	(88,676)	(129,407)	-
Purchase of derivative financial instruments	-	(90,112)	-
Purchase of equity method investments	(20,000)	(20,789)	(172,331)
Purchase of cost method investments	-	-	(300)
Cash disposed of from deconsolidation of subsidiaries	(18,309)	-	-

Net cash provided by (used in) investing activities	152,972	630,201	(4,096)

Cash flows from financing activities:
Repurchase of ordinary shares	(55,575)	(76,462)	(10,292)
Deposits for share repurchase	(10,860)	-	-
Proceeds from exercise of share options	2,913	2,514	1,231
Proceeds from the issuance of promissory note issued to Nuomi Inc.	60,884	-	-
Proceeds from borrowings	-	-	159,260
Restricted cash from debt borrowings	-	-	(100,000)
Repayment of promissory note issued to Nuomi Inc.	-	(60,884)	-

Net cash (used) provided by in financing activities	(2,638)	(134,832)	50,199

Net (decrease) increase in cash and cash equivalents	(70,804)	13,008	(89,852)
Cash and cash equivalents at beginning of year	153,390	82,586	95,485
Effect of exchange rate changes	-	(109)	-
Cash and cash equivalents at end of year	$82,586	$95,485	5,633